Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Small- & Mid-Cap Fund), Class A)	0 Months Ended
Oct. 26, 2012
(Oppenheimer Main Street Small- & Mid-Cap Fund) | Class A
Bar Chart Table:
Annual Return 2002	(15.98%)
Annual Return 2003	46.49%
Annual Return 2004	19.18%
Annual Return 2005	10.00%
Annual Return 2006	14.64%
Annual Return 2007	(1.55%)
Annual Return 2008	(38.29%)
Annual Return 2009	36.95%
Annual Return 2010	23.15%
Annual Return 2011	(2.65%)